Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share - Redeemable [Member] - USD ($)	3 Months Ended	6 Months Ended		7 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Numerator:
Allocation of net loss, including accretion of temporary equity	$ (161,974)	$ (616,541)		$ (68,604)
Denominator:
Weighted average shares outstanding	7,727,686	7,711,242		1,785,218
Basic and diluted net loss per share	$ (0.02)	$ (0.08)		$ (0.04)